Goodwill, Software and Other Intangible Assets - Summary of Changes in Carrying Amount of Goodwill by Cash Generating Units (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Disclosure of reconciliation of changes in goodwill [line items]
Balance at beginning of year	$ 4,954	$ 5,253
Adjustments	394	(299)
Balance at end of year	5,348	4,954
Canadian Wealth Management [member]
Disclosure of reconciliation of changes in goodwill [line items]
Balance at beginning of year	884	884
Impairment	0
Balance at end of year	884	884
U.S. Commercial Banking and Wealth Management [member]
Disclosure of reconciliation of changes in goodwill [line items]
Balance at beginning of year	3,838	4,131
Adjustments	386	(293)
Balance at end of year	4,224	3,838
Other [member]
Disclosure of reconciliation of changes in goodwill [line items]
Balance at beginning of year	232	238
Adjustments	8	(6)
Balance at end of year	$ 240	$ 232